SCHEDULE OF PLANT AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 131,423	$ 59,068
Less: accumulated depreciation	(65,858)	(57,256)
Total	65,565	1,812
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,184	3,176
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	28,155	28,083
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 100,084	$ 27,809